Related Party Transactions - Schedule of Amounts Receivable from and Payable to Related Parties (Details) - Majority Shareholder - USD ($) $ in Millions	Dec. 31, 2021	Dec. 31, 2020
Related Party Transaction [Line Items]
Tax-related receivables	$ 4	$ 0
Trade payables	1	5
Tax-related payables	$ 3	$ 19